Acquisitions - Schedule of the Estimated Fair Value of the Assets Acquired and the Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
MGM [Member]
Assets acquired:
Cash and cash equivalents	$ 8,422
Accounts receivable	40,163
Inventory	47,230
Prepaid and other current assets	8,212
Total current assets	104,027
Property and equipment	10,492
Operating lease right of use assets	2,702
Goodwill	216,733
Other Intangible assets:
Customer relationships	68,720
Trade names	49,640
Backlog	15,810
Noncompete agreements	3,110
Total assets acquired	471,234
Liabilities assumed:
Accounts payable	(4,019)
Accrued expenses	(13,922)
Deferred revenue	(2,205)
Operating lease liabilities, current portion	(419)
Total current liabilities	(20,565)
Deferred tax liability	(23,669)
Operating lease liabilities, less current portion	(2,283)
Total liabilities assumed	(46,517)
Net assets acquired	424,717
PwrQ [Member]
Assets acquired:
Cash and cash equivalents	20,125
Accounts receivable	21,965
Inventory	8,551
Prepaid and other current assets	7,612
Total current assets	58,253
Property and equipment	933
Operating lease right of use assets	2,545
Goodwill	44,709
Other Intangible assets:
Customer relationships	27,700
Trade names	3,200
Backlog	2,700
Noncompete agreements	4,000
Total assets acquired	144,040
Liabilities assumed:
Accounts payable	(7,232)
Accrued expenses	(5,274)
Deferred revenue	(23,136)
Operating lease liabilities, current portion	(621)
Total current liabilities	(36,263)
Deferred tax liability	(2,884)
Operating lease liabilities, less current portion	(1,924)
Total liabilities assumed	(41,071)
Net assets acquired	102,969
States [Member]
Assets acquired:
Cash and cash equivalents	179
Accounts receivable	2,266
Inventory	16,793
Prepaid and other current assets	150
Total current assets	19,388
Property and equipment	4,212
Operating lease right of use assets	2,464
Goodwill	25,053
Other Intangible assets:
Customer relationships	13,234
Trade names	21,156
Backlog	6,857
Noncompete agreements	346
Total assets acquired	92,710
Liabilities assumed:
Accounts payable	(3,176)
Accrued expenses	(1,174)
Deferred revenue	(17,569)
Operating lease liabilities, current portion	(327)
Total current liabilities	(22,246)
Operating lease liabilities, less current portion	(1,976)
Total liabilities assumed	(24,222)
Net assets acquired	68,488
VanTran [Member]
Assets acquired:
Cash and cash equivalents	53,079
Accounts receivable	12,272
Inventory	7,630
Prepaid and other current assets	2,751
Total current assets	75,732
Property and equipment	12,861
Operating lease right of use assets	2,855
Goodwill	230,134
Other Intangible assets:
Customer relationships	103,548
Trade names	51,583
Backlog	43,087
Noncompete agreements	1,398
Total assets acquired	521,198
Liabilities assumed:
Accounts payable	(4,499)
Accrued expenses	(5,446)
Deferred revenue	(38,977)
Operating lease liabilities, current portion	(199)
Total current liabilities	(49,121)
Deferred tax liability	(36,707)
Operating lease liabilities, less current portion	(2,656)
Total liabilities assumed	(88,484)
Net assets acquired	$ 432,714